PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
6 — PROPERTY AND EQUIPMENT

Property and equipment consist of the following:

		December 31,
	Useful Life (years)	2014	2013
Cost:
Furniture and equipment	3 – 7 years	$2,930,000	$2,633,000
Accumulated depreciation		(2,114,000)	(1,827,000)
Property and equipment, net		$816,000	$806,000

Depreciation of property and equipment amounted to $287,000 and $393,000 for the years ended December 31, 2014 and 2013, respectively. The Company reclassified inventory totaling $163,000 into equipment in 2014.

Impairment of property and equipment amounted to $0 and $896,000 for the years ended December 31, 2014 and 2013, respectively. The impairment charge of $896,000 in 2013 was related to hardware with a cost of $2,193,000 and an accumulated depreciation of $1,297,000.